Cover	Apr. 01, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2024
Entity File Number	001-41047
Entity Registrant Name	Chain Bridge I
Entity Central Index Key	0001845149
Entity Tax Identification Number	98-1578955
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8 The Green
Entity Address, Address Line Two	#17538
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	202
Local Phone Number	656-4257
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unitseachconsistingofone Class Aordinaryshareandonehalfofoneredeemable Warranttoacquireone Class Aordinaryshare [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable Warrant to acquire one Class A ordinary share
Trading Symbol	CBRGU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CBRG
Security Exchange Name	NASDAQ